UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 497-3746
Date of fiscal year end: June 30, 2014
Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
INVESTMENT GRADE CORPORATE BONDS – 4.8%
Automotive – 1.6%
Ford Motor Co. [1]	6.50%	08/01/18	$ 1,000	$ 1,152,299
Ford Motor Credit Company LLC [2] (Acquired 10/08/09, Cost $498, 0.0%)	7.00	10/01/13	1	500
Total Automotive				1,152,799
Basic Industry – 1.8%
Georgia-Pacific LLC [1]	7.38	12/01/25	1,000	1,256,482
Energy – 0.0%
National Oilwell Varco, Inc. [2] (Acquired 03/25/08, Cost $6,954, 0.0%)	6.13	08/15/15	7	7,009
Services – 1.4%
Legrand France SA [3]	8.50	02/15/25	750	953,087
Total INVESTMENT GRADE CORPORATE BONDS (Cost $3,014,249)				3,369,377
HIGH YIELD CORPORATE BONDS – 130.4%
Automotive – 7.4%
American Axle & Manufacturing, Inc. [1]	6.25	03/15/21	1,225	1,261,750
Chrysler Group LLC/CG Co-Issuer, Inc. [1]	8.25	06/15/21	1,000	1,120,000
Jaguar Land Rover Automotive PLC [3,4,5]	8.13	05/15/21	750	834,375
Motors Liquidation Co. [6,7]	8.38	07/15/33	2,500	250
Pittsburgh Glass Works LLC [1,4,5]	8.50	04/15/16	1,000	1,027,500
Servus Luxembourg Holding SCA [3,4,5]	7.75	06/15/18	725	995,725
Total Automotive				5,239,600
Banking – 0.0%
Ally Financial, Inc. [2] (Acquired 12/02/08, Cost $7,451, 0.0%)	6.75	12/01/14	8	7,866
Basic Industry – 22.8%
AK Steel Corp. [1]	7.63	05/15/20	750	630,000
Alpha Natural Resources, Inc.	6.25	06/01/21	1,100	902,000
Arch Coal, Inc. [1]	7.25	06/15/21	1,650	1,245,750
Associated Materials LLC/AMH New Finance, Inc. [1]	9.13	11/01/17	1,000	1,062,500
Cascades, Inc. [1,3]	7.75	12/15/17	1,000	1,045,000
FMG Resources August 2006 Property Ltd. [3,4,5]	6.88	04/01/22	675	675,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC [1]	9.00	11/15/20	1,000	977,500
Huntsman International LLC [1]	8.63	03/15/21	1,000	1,110,000
INEOS Group Holdings SA [3,4,5]	6.13	08/15/18	1,000	977,500
Masonite International Corp. [1,3,4,5]	8.25	04/15/21	1,000	1,097,500
Ply Gem Industries, Inc.	8.25	02/15/18	895	957,650
Steel Dynamics, Inc.	7.63	03/15/20	500	540,625
Tembec Industries, Inc. [1,3]	11.25	12/15/18	1,000	1,087,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. [3,4,5]	8.75	02/01/19	775	769,187
USG Corp. [1]	9.75	01/15/18	1,000	1,157,500

See Notes to Financial Statements.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Verso Paper Holdings LLC/Verso Paper, Inc. [1]	11.75%	01/15/19	$ 1,000	$ 1,032,500
Xerium Technologies, Inc.	8.88	06/15/18	790	809,750
Total Basic Industry				16,077,462
Capital Goods – 11.4%
AAR Corp.	7.25	01/15/22	375	390,938
AAR Corp. [4,5]	7.25	01/15/22	150	156,375
Ardagh Packaging Finance PLC [3,4,5]	7.00	11/15/20	1,000	960,000
Berry Plastics Corp. [1]	9.50	05/15/18	1,000	1,082,500
Coleman Cable, Inc. [1]	9.00	02/15/18	1,010	1,073,125
Crown Cork & Seal Company, Inc. [1]	7.38	12/15/26	1,000	1,100,000
Mueller Water Products, Inc.	7.38	06/01/17	625	640,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC [1]	9.00	04/15/19	1,110	1,165,500
Tekni-Plex, Inc. [4,5]	9.75	06/01/19	400	450,000
Terex Corp.	6.00	05/15/21	625	632,031
Terex Corp.	6.50	04/01/20	375	393,750
Total Capital Goods				8,044,844
Consumer Cyclical – 7.8%
DineEquity, Inc. [1]	9.50	10/30/18	1,000	1,112,500
Levi Strauss & Co. [1]	7.63	05/15/20	1,000	1,077,500
Limited Brands, Inc. [1]	7.60	07/15/37	1,000	1,003,750
New Albertsons, Inc.	7.75	06/15/26	900	733,500
Phillips-Van Heusen Corp. [1]	7.38	05/15/20	1,000	1,090,000
YCC Holdings LLC/Yankee Finance, Inc. [8]	10.25	02/15/16	500	512,500
Total Consumer Cyclical				5,529,750
Consumer Non-Cyclical – 2.8%
C&S Group Enterprises LLC [4,5]	8.38	05/01/17	844	900,970
Easton-Bell Sports, Inc. [1]	9.75	12/01/16	1,000	1,060,010
Total Consumer Non-Cyclical				1,960,980
Energy – 17.9%
Atlas Pipeline Partners, LP [4,5]	5.88	08/01/23	1,100	1,034,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. [1]	8.63	10/15/20	1,000	1,055,000
Calfrac Holdings LP [1,4,5]	7.50	12/01/20	1,000	1,007,500
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	1,000	1,062,500
Encore Acquisition Co. [2,6] (Acquired 02/19/10, Cost $497, 0.0%)	6.00	07/15/15	1	500
EV Energy Partners LP/EV Energy Finance Corp.	8.00	04/15/19	600	600,000
FTS International Services LLC/FTS International Bonds, Inc. [4,5]	8.13	11/15/18	641	695,485
GMX Resources, Inc. [1,7]	11.00	12/01/17	388	341,205
Hilcorp Energy I LP/Hilcorp Finance Co. [4,5]	8.00	02/15/20	850	918,000
Key Energy Services, Inc.	6.75	03/01/21	525	519,750
Linn Energy LLC/Linn Energy Finance Corp.	7.75	02/01/21	250	251,250
Linn Energy LLC/Linn Energy Finance Corp. [1]	8.63	04/15/20	1,000	1,033,750

See Notes to Financial Statements.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1]	8.88%	03/15/18	$ 1,000	$ 1,035,000
Precision Drilling Corp. [3]	6.63	11/15/20	375	396,563
RKI Exploration & Production LLC [4,5]	8.50	08/01/21	675	678,375
Trinidad Drilling Ltd. [1,3,4,5]	7.88	01/15/19	620	654,100
Venoco, Inc. [1]	8.88	02/15/19	1,000	1,007,500
W&T Offshore, Inc.	8.50	06/15/19	365	386,900
Total Energy				12,677,378
Finance & Investment – 1.4%
Numericable Finance & Company SCA [3]	12.38	02/15/19	625	1,006,182
Healthcare – 9.4%
CHS/Community Health Systems, Inc.	7.13	07/15/20	525	530,250
DJO Finance LLC/DJO Finance Corp.	9.88	04/15/18	700	742,000
HCA, Inc. [1]	8.00	10/01/18	1,000	1,150,000
inVentiv Health, Inc. [4,5]	11.00	08/15/18	390	312,975
Jaguar Holding Company II/Jaguar Merger Sub, Inc. [1,4,5]	9.50	12/01/19	925	1,039,469
Kindred Healthcare, Inc. [1]	8.25	06/01/19	975	1,038,375
Polymer Group, Inc. [1]	7.75	02/01/19	1,000	1,068,750
Service Corporation International [1]	6.75	04/01/16	700	758,625
Total Healthcare				6,640,444
Media – 10.4%
ARC Document Solutions, Inc. [1]	10.50	12/15/16	1,000	1,045,000
Cablevision Systems Corp. [1]	8.63	09/15/17	1,000	1,147,500
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25	10/30/17	250	264,688
CCO Holdings LLC/CCO Holdings Captial Corp.	8.13	04/30/20	835	908,062
Cenveo Corp. [1]	8.88	02/01/18	1,000	995,000
Clear Channel Communications, Inc. [1]	9.00	03/01/21	1,000	967,500
Cumulus Media Holdings, Inc.	7.75	05/01/19	550	570,625
Mediacom LLC/Mediacom Capital Corp. [1]	9.13	08/15/19	1,025	1,119,812
National CineMedia LLC	6.00	04/15/22	350	357,000
Total Media				7,375,187
Real Estate – 1.6%
Realogy Corp. [1,4,5]	7.88	02/15/19	1,000	1,092,500
Services – 19.3%
AMC Entertainment, Inc. [1]	8.75	06/01/19	1,000	1,075,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50	04/01/23	500	462,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	8.25	01/15/19	1,000	1,085,000
Boyd Gaming Corp. [1]	9.00	07/01/20	1,000	1,085,000
Casella Waste Systems, Inc. [1]	7.75	02/15/19	1,275	1,268,625
Chester Downs & Marina LLC [1,4,5]	9.25	02/01/20	1,025	1,032,688
CityCenter Holdings LLC/CityCenter Finance Corp. [1]	7.63	01/15/16	1,000	1,047,500
Iron Mountain, Inc. [1]	8.38	08/15/21	1,000	1,075,000
Isle of Capri Casinos, Inc.	5.88	03/15/21	500	468,750

See Notes to Financial Statements.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
MGM Resorts International [2] (Acquired 10/07/10, Cost $478, 0.0%)	5.88%	02/27/14	$ 1	$ 509
MGM Resorts International [1]	7.63	01/15/17	675	754,312
Mohegan Tribal Gaming Authority [2] (Acquired 10/27/09, Cost $500, 0.0%)	7.13	08/15/14	1	495
MTR Gaming Group, Inc. [1]	11.50	08/01/19	953	1,046,272
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [1,4,5]	8.88	04/15/17	1,000	1,017,500
PulteGroup, Inc. [1]	6.38	05/15/33	1,000	892,500
United Rentals North America, Inc.	7.63	04/15/22	200	217,500
United Rentals North America, Inc.	8.25	02/01/21	325	360,750
United Rentals North America, Inc. [1]	10.25	11/15/19	675	762,750
Total Services				13,652,651
Technology & Electronics – 4.0%
First Data Corp. [1,4,5]	11.25	01/15/21	1,200	1,254,000
Freescale Semiconductor, Inc. [1]	8.05	02/01/20	1,000	1,052,500
ION Geophysical Corp. [4,5]	8.13	05/15/18	550	511,500
Total Technology & Electronics				2,818,000
Telecommunications – 11.6%
CenturyLink, Inc. [1]	7.65	03/15/42	1,000	890,000
Cincinnati Bell, Inc. [1]	8.75	03/15/18	1,000	1,056,250
Fairpoint Communications, Inc. [4,5]	8.75	08/15/19	300	305,250
Frontier Communications Corp. [1]	7.13	03/15/19	1,250	1,326,562
Intelsat Luxembourg SA [3,4,5]	7.75	06/01/21	1,000	1,035,000
Level 3 Communications, Inc. [1]	8.88	06/01/19	1,000	1,070,000
MetroPCS Wireless, Inc. [1,4,5]	6.63	04/01/23	1,000	1,002,500
PAETEC Holding Corp.	9.88	12/01/18	500	556,250
Windstream Corp.	7.50	06/01/22	975	972,563
Total Telecommunications				8,214,375
Utility – 2.6%
Calpine Corp. [1,4,5]	7.25	10/15/17	900	933,750
Dynegy Holdings LLC [2,6,7] (Acquired 04/11/11, Cost $0, 0.0%)	8.38	05/01/16	8	75
NRG Energy, Inc.	8.50	06/15/19	850	911,625
Total Utility				1,845,450
Total HIGH YIELD CORPORATE BONDS (Cost $89,207,401)				92,182,669
TERM LOANS – 2.6%
Albertson, Inc. [4,9]	4.75	03/21/19	348	347,163
Fairpoint Communications, Inc. [4,9]	7.50	02/14/19	547	550,747
inVentiv Health, Inc. [4,9]	7.50	08/04/16	675	649,688
Texas Competitive Electric Holdings Company LLC [4,9]	4.68	10/10/17	284	190,930
Texas Competitive Electric Holdings Company LLC [4,9]	4.68	10/10/17	4	2,912

See Notes to Financial Statements.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
TERM LOANS (continued)
Texas Competitive Electric Holdings Company LLC [4,9]	4.77%	10/10/17	$ 141	$ 94,800
Total TERM LOANS (Cost $1,937,794)				1,836,240

		Shares	Value (Note 2)
COMMON STOCKS – 1.7%
Media – 0.0%
Dex Media, Inc.		13	105
Services – 0.2%
Iron Mountain, Inc.		6,750	182,385
Telecommunications – 1.5%
AT&T, Inc.		7,715	260,921
CenturyLink, Inc.		7,630	239,430
Frontier Communications Corp.		130,000	542,100
Total Telecommunications			1,042,451
Utility – 0.0%
Dynegy, Inc. [10]		185	3,574
Total COMMON STOCKS (Cost $1,354,982)			1,228,515
WARRANTS – 0.6%
Automotive – 0.6%
General Motors Financial Company, Inc. [10] Expiration: July 2016 Exercise Price: $10.00		9,239	244,094
General Motors Financial Company, Inc. [10] Expiration: July 2019 Exercise Price: $18.33		9,239	171,846
Total Automotive			415,940
Total WARRANTS (Cost $480,581)			415,940
SHORT TERM INVESTMENTS – 0.2%
STIT Liquid Assets Portfolio, Institutional Class [9]	0.17	159,092	159,092
Total SHORT TERM INVESTMENTS (Cost $159,092)			159,092
Total Investments – 140.3% (Cost $96,154,099)			99,191,833
Liabilities in Excess of Other Assets – (40.3)%			(28,489,740)
TOTAL NET ASSETS – 100.0%			$ 70,702,093

See Notes to Financial Statements.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2013

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Portion or entire principal amount pledged as collateral for margin loans.
2	— Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of September 30, 2013, the total value of all such securities was $16,594 or 0.0% of net assets.
3	— Foreign security or a U.S. security of a foreign company.
4	— Private Placement.
5	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the total value of all such investments was $23,368,724 or 33.1% of net assets.
6	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of September 30, 2013, the total value of all such securities was $825 or 0.0% of net assets.
7	— Issuer is currently in default on its regularly scheduled interest payment.
8	— Payment in kind security.
9	— Variable rate security – Interest rate shown is the rate in effect as of September 30, 2013.
10	— Non-income producing security.

See Notes to Financial Statements.

HELIOS HIGH YIELD FUND
Notes to Financial Statements (Unaudited)
September 30, 2013

Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
The Board of Trustees (the "Board") has adopted procedures for the valuation of the Fund’s securities and has designated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater

HELIOS HIGH YIELD FUND
Notes to Financial Statements (Unaudited)
September 30, 2013

magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

HELIOS HIGH YIELD FUND
Notes to Financial Statements (Unaudited)
September 30, 2013

Assets	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Short Term Investments	Total
Level 1 — Quoted Prices	$ —	$ —	$ —	$1,228,515	$415,940	$159,092	$ 1,803,547
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,369,377	92,181,844	1,836,240	—	—	—	97,387,461
Level 3 — Significant Unobservable Inputs	—	825	—	—	—	—	825
Total	$3,369,377	$92,182,669	$1,836,240	$1,228,515	$415,940	$159,092	$99,191,833
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of September 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.
	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of September 30, 2013	Valuation Methodology	Significant Unobservable Input	Price
High Yield Corporate Bonds	$825	Discounted cash flows	Estimated residual value	$0.01
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Total
Balance at June 30, 2013	$825	$825
Accrued Discounts (Premiums)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation	—	—
Purchases at Cost	—	—
Sales proceeds	—	—
Transfers out of Level 3	—	—
Balance at September 30, 2013	$825	$825
Change in unrealized gains or losses relating to assets still held at the reporting date	$ —	$ —
Federal Income Tax Basis: The federal income tax basis of the Fund's investments at September 30, 2013 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$96,154,099	$4,475,109	$(1,437,375)	$3,037,734
Borrowings
Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

HELIOS HIGH YIELD FUND
Notes to Financial Statements (Unaudited)
September 30, 2013

For the three month period ended September 30, 2013, the average interest rate paid under the line of credit was 1.05% of the total line of credit amount available to the Fund.
Total line of credit amount available	$34,000,000
Line of credit outstanding at September 30, 2013	30,500,000
Line of credit amount unused at September 30, 2013	3,500,000
Average balance outstanding during the period	30,404,348
Interest expense incurred on line of credit during the period	89,828

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Helios High Yield Fund

By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: October 23, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: October 23, 2013
By (Signature and Title)	/s/ Steven M. Pires

 Steven M. Pires
 Treasurer and Principal Financial Officer
Date: October 23, 2013